NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-13 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)(1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)(1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)(1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)(1)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)(1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)(1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)(1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)(1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 6, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 24, 2019 (liquidation).

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Real Estate Investment Portfolio: Class A (ALVREA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

LEGG MASON

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	179	$5,135	$5,192	$-	$5,192	$23	$5,169	$5,169	$-	$5,169
ALVSVA	599	11,697	10,411	2	10,413	-	10,413	10,413	-	10,413
ACVI	6,861	72,463	96,743	-	96,743	52	96,691	96,691	-	96,691
ACVIP2	12,018	125,306	133,282	-	133,282	13	133,269	133,269	-	133,269
ACVMV1	26,066	493,015	535,400	-	535,400	23	535,377	535,377	-	535,377
ACVV	37,643	371,638	420,471	-	420,471	24	420,447	420,447	-	420,447
BRVTR3	6,456	77,502	79,025	104	79,129	-	79,129	79,129	-	79,129
MLVGA3	12,309	178,596	200,510	11	200,521	-	200,521	200,521	-	200,521
DCAP	11,846	462,440	558,892	-	558,892	23	558,869	558,869	-	558,869
DSIF	1,101	53,912	70,735	17	70,752	-	70,752	70,752	-	70,752
DVSCS	5,411	104,642	103,135	23	103,158	-	103,158	103,158	-	103,158
DWVSVS	695	26,497	23,623	-	23,623	12	23,611	23,611	-	23,611
FQB	11,667	132,422	137,910	-	137,910	20	137,890	137,890	-	137,890
FCS	389	13,242	18,608	-	18,608	18	18,590	18,590	-	18,590
FEIS	2,001	45,767	47,508	-	47,508	1	47,507	47,507	-	47,507
FGS	2,956	210,274	302,723	2	302,725	-	302,725	302,725	-	302,725
FIGBS	23,413	299,582	325,909	-	325,909	13	325,896	325,896	-	325,896
FMCS	338	10,040	12,935	-	12,935	2	12,933	12,933	-	12,933
FMMP2	231,593	231,593	231,593	-	231,593	8	231,585	231,585	-	231,585
FOS	8,875	179,905	234,302	-	234,302	9	234,293	234,293	-	234,293
FTVDM2	11,754	122,595	136,816	34	136,850	-	136,850	136,850	-	136,850
FTVGI2	15,007	232,007	207,402	-	207,402	10	207,392	207,392	-	207,392
FTVSV2	7,188	109,474	104,226	21	104,247	-	104,247	104,247	-	104,247
FTVUG2	2,875	34,789	34,732	-	34,732	7	34,725	34,725	-	34,725
TIF2	22,811	308,379	302,925	-	302,925	6	302,919	302,919	-	302,919
RVARS	3,475	83,482	89,007	-	89,007	21	88,986	88,986	-	88,986
ACC1	3,301	60,260	53,248	-	53,248	6	53,242	53,242	-	53,242
ACGI	25,051	503,120	468,958	-	468,958	18	468,940	468,940	-	468,940
AVSCE	591	10,885	12,189	-	12,189	6	12,183	12,183	-	12,183
OVAG	27	1,956	2,900	-	2,900	5	2,895	2,895	-	2,895
OVGI	-	1	1	-	1	1	-	-	-	-
OVGS	5,178	217,647	269,866	-	269,866	45	269,821	269,821	-	269,821
OVSB	1	3	3	-	3	3	-	-	-	-
OVSC	10,782	256,412	295,630	-	295,630	64	295,566	295,566	-	295,566
WRASP	1,173	10,584	12,246	-	12,246	7	12,239	12,239	-	12,239
WRMCG	1,013	12,557	17,711	-	17,711	4	17,707	17,707	-	17,707
JABS	3,672	129,577	169,279	21	169,300	-	169,300	169,300	-	169,300

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JACAS	6,395	226,992	338,692	-	338,692	29	338,663	338,663	-	338,663
JAFBS	6,897	89,064	96,420	-	96,420	4	96,416	96,416	-	96,416
SBVSG	1,849	51,346	67,673	1	67,674	-	67,674	67,674	-	67,674
M2IGSS	3,006	66,264	74,163	1	74,164	-	74,164	74,164	-	74,164
MNDSC	1,006	16,300	23,749	-	23,749	3	23,746	23,746	-	23,746
MVFSC	17,958	327,180	358,445	6	358,451	-	358,451	358,451	-	358,451
MSVRE	4,199	89,606	71,937	3	71,940	-	71,940	71,940	-	71,940
GVDMA	-	3	3	-	3	3	-	-	-	-
GVEX2	2,042	39,822	45,350	1	45,351	-	45,351	45,351	-	45,351
MCIF2	56	1,224	1,274	-	1,274	7	1,267	1,267	-	1,267
NVCMD2	13,969	147,423	151,420	7	151,427	-	151,427	151,427	-	151,427
NVDBL2	11,254	174,889	182,319	-	182,319	2	182,317	182,317	-	182,317
NVMLG2	36,527	370,003	318,149	27	318,176	-	318,176	318,176	-	318,176
NVMMG2	3,210	29,849	40,833	-	40,833	2	40,831	40,831	-	40,831
NVMMV2	2,870	21,822	22,359	-	22,359	11	22,348	22,348	-	22,348
SCF2	4,676	96,734	85,439	-	85,439	10	85,429	85,429	-	85,429
SCVF2	2,434	26,821	20,345	-	20,345	1	20,344	20,344	-	20,344
AMCG	7,754	198,236	308,611	71	308,682	-	308,682	308,682	-	308,682
AMINS	5,168	58,838	75,964	-	75,964	10	75,954	75,954	-	75,954
AMMCGS	1,127	26,503	40,634	6	40,640	-	40,640	40,640	-	40,640
AMTB	9,653	103,112	103,099	-	103,099	10	103,089	103,089	-	103,089
PMVAAD	4,285	42,604	48,039	10	48,049	-	48,049	48,049	-	48,049
PMVFAD	483	4,820	5,088	-	5,088	7	5,081	5,081	-	5,081
PMVHYA	174,578	1,362,746	1,398,367	49	1,398,416	-	1,398,416	1,398,416	-	1,398,416
PMVLDA	30,225	310,175	313,733	5	313,738	-	313,738	313,738	-	313,738
PMVTRA	41,363	448,374	479,400	22	479,422	-	479,422	479,422	-	479,422
TRBCG2	14,660	383,553	710,709	4	710,713	-	710,713	710,713	-	710,713
TREI2	2,474	68,387	64,562	-	64,562	14	64,548	64,548	-	64,548
WFVSCG	1,134	12,313	16,688	-	16,688	18	16,670	16,670	-	16,670

Total (unaudited)			$11,189,510	$448	$11,189,958	$575	$11,189,383	$11,189,383	$-	$11,189,383

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIA	ALVSVA	ACVI	ACVIP2	ACVMV1	ACVV	ACVV2
Reinvested dividends	$196,438	74	89	396	2,226	8,818	9,931	55
Mortality and expense risk charges (note 2)	(42,267)	(23)	(29)	(288)	(684)	(1,724)	(1,479)	(6)

Net investment income (loss)	154,171	51	60	108	1,542	7,094	8,452	49

Realized gain (loss) on investments	3,566	(71)	(63)	801	2,968	841	20,284	(53)
Change in unrealized gain (loss) on investments	624,462	(43)	(156)	18,093	11,209	(4,093)	(5,262)	-

Net gain (loss) on investments	628,028	(114)	(219)	18,894	14,177	(3,252)	15,022	(53)

Reinvested capital gains	416,689	247	409	1,196	-	-	8,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,198,888	184	250	20,198	15,719	3,842	32,419	(4)

Investment Activity:	BRVED3	BRVHY3	BRVTR3	MLVGA3	DCAP	DSIF	DVSCS	CLVHY2
Reinvested dividends	$277	2,087	1,456	2,293	3,445	2,677	927	-
Mortality and expense risk charges (note 2)	(108)	(157)	(422)	(765)	(1,677)	(677)	(310)	(290)

Net investment income (loss)	169	1,930	1,034	1,528	1,768	2,000	617	(290)

Realized gain (loss) on investments	(12,308)	(13,440)	19	1,402	983	35,411	(2,412)	3,083
Change in unrealized gain (loss) on investments	(106)	-	989	11,299	70,434	(22,682)	5,650	(8,467)

Net gain (loss) on investments	(12,414)	(13,440)	1,008	12,701	71,417	12,729	3,238	(5,384)

Reinvested capital gains	-	-	3,816	11,103	33,050	15,165	5,281	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,245)	(11,510)	5,858	25,332	106,235	29,894	9,136	(5,674)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DWVSVS	FQB	FCS	FEIS	FGS	FIGBS	FMCS	FMMP2
Reinvested dividends	$197	2,130	23	1,674	167	7,747	196	1,231
Mortality and expense risk charges (note 2)	(84)	(287)	(86)	(653)	(1,089)	(1,443)	(288)	(2,705)

Net investment income (loss)	113	1,843	(63)	1,021	(922)	6,304	(92)	(1,474)

Realized gain (loss) on investments	(8,173)	1,575	18	(18,308)	15,274	13,235	167	-
Change in unrealized gain (loss) on investments	309	2,270	4,237	(26,306)	51,946	14,725	3,395	-

Net gain (loss) on investments	(7,864)	3,845	4,255	(44,614)	67,220	27,960	3,562	-

Reinvested capital gains	1,122	228	80	15,326	25,451	188	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,629)	5,916	4,272	(28,267)	91,749	34,452	3,470	(1,474)

Investment Activity:	FOS	FTVDM2	FTVGI2	FTVSV2	FTVUG2	TIF2	GVMSAS	RVARS
Reinvested dividends	$717	1,562	34,232	1,673	1,198	11,339	-	1,108
Mortality and expense risk charges (note 2)	(858)	(216)	(1,379)	(359)	(150)	(1,157)	(4)	(377)

Net investment income (loss)	(141)	1,346	32,853	1,314	1,048	10,182	(4)	731

Realized gain (loss) on investments	7,386	15	(43,663)	(12,083)	211	(35,654)	(44)	349
Change in unrealized gain (loss) on investments	24,727	13,093	(14,871)	5,949	323	15,359	-	4,860

Net gain (loss) on investments	32,113	13,108	(58,534)	(6,134)	534	(20,295)	(44)	5,209

Reinvested capital gains	1,072	980	-	7,115	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,044	15,434	(25,681)	2,295	1,582	(10,113)	(48)	5,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACC1	ACGI	AVSCE	OVAG	OVGI	OVGS	OVSB	OVSC
Reinvested dividends	$1,188	10,060	34	-	-	1,698	-	1,108
Mortality and expense risk charges (note 2)	(152)	(1,516)	(31)	(8)	(69)	(840)	(39)	(657)

Net investment income (loss)	1,036	8,544	3	(8)	(69)	858	(39)	451

Realized gain (loss) on investments	(890)	(5,098)	(10)	1	4,206	2,549	(3,527)	536
Change in unrealized gain (loss) on investments	96	(3,206)	1,736	944	(6,546)	48,048	432	40,112

Net gain (loss) on investments	(794)	(8,304)	1,726	945	(2,340)	50,597	(3,095)	40,648

Reinvested capital gains	1,303	7,406	849	-	-	8,845	-	2,509

Net increase (decrease) in contract owners’ equity resulting from operations	$1,545	7,646	2,578	937	(2,409)	60,300	(3,134)	43,608

Investment Activity:	WRASP	WRHIP	WRMCG	JABS	JACAS	JAFBS	SBVSG	M2IGSS
Reinvested dividends	$252	740	-	3,177	453	2,263	-	141
Mortality and expense risk charges (note 2)	(196)	(34)	(186)	(965)	(968)	(323)	(217)	(344)

Net investment income (loss)	56	706	(186)	2,212	(515)	1,940	(217)	(203)

Realized gain (loss) on investments	598	(44)	14,926	36,285	2,435	40	(6,986)	(1)
Change in unrealized gain (loss) on investments	6,074	(99)	3,552	(8,735)	72,170	6,699	16,909	7,143

Net gain (loss) on investments	6,672	(143)	18,478	27,550	74,605	6,739	9,923	7,142

Reinvested capital gains	368	-	1,208	4,031	20,763	-	4,593	6,199

Net increase (decrease) in contract owners’ equity resulting from operations	$7,096	563	19,500	33,793	94,853	8,679	14,299	13,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MNDSC	MVFSC	MSVRE	GVDMA	GVEX2	MCIF2	NVAMVZ	NVCMD2
Reinvested dividends	$-	4,428	2,054	-	961	10	-	1,157
Mortality and expense risk charges (note 2)	(60)	(1,180)	(337)	-	(327)	-	(4)	(474)

Net investment income (loss)	(60)	3,248	1,717	-	634	10	(4)	683

Realized gain (loss) on investments	11	23,098	(24,313)	-	23,237	-	189	(29)
Change in unrealized gain (loss) on investments	5,530	(31,361)	(15,992)	-	(10,095)	50	-	9,608

Net gain (loss) on investments	5,541	(8,263)	(40,305)	-	13,142	50	189	9,579

Reinvested capital gains	1,899	14,879	2,040	-	3,218	-	-	3,882

Net increase (decrease) in contract owners’ equity resulting from operations	$7,380	9,864	(36,548)	-	16,994	60	185	14,144

Investment Activity:	NVDBL2	NVMIG6	NVMLG2	NVMMG2	NVMMV2	NVSIX2	SCF2	SCGF2
Reinvested dividends	$219	-	-	-	413	123	15	-
Mortality and expense risk charges (note 2)	(914)	(7)	(906)	(145)	(92)	(42)	(331)	(1)

Net investment income (loss)	(695)	(7)	(906)	(145)	321	81	(316)	(1)

Realized gain (loss) on investments	(40)	(981)	(7,181)	(20,285)	(12,476)	2,025	(207)	(187)
Change in unrealized gain (loss) on investments	10,662	347	(44,174)	24,342	3,648	(60)	12,687	-

Net gain (loss) on investments	10,622	(634)	(51,355)	4,057	(8,828)	1,965	12,480	(187)

Reinvested capital gains	4,828	-	132,380	4,479	-	601	3,093	225

Net increase (decrease) in contract owners’ equity resulting from operations	$14,755	(641)	80,119	8,391	(8,507)	2,647	15,257	37

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCVF2	AMCG	AMINS	AMMCGS	AMTB	PMVAAD	PMVFAD	PMVHYA
Reinvested dividends	$-	-	345	-	2,377	2,092	252	43,916
Mortality and expense risk charges (note 2)	(89)	(876)	(229)	(120)	(350)	(216)	(26)	(3,296)

Net investment income (loss)	(89)	(876)	116	(120)	2,027	1,876	226	40,620

Realized gain (loss) on investments	(82)	2,577	529	976	(21)	23	(423)	4,961
Change in unrealized gain (loss) on investments	934	74,059	4,095	9,234	1,092	1,392	570	20,396

Net gain (loss) on investments	852	76,636	4,624	10,210	1,071	1,415	147	25,357

Reinvested capital gains	90	12,657	3,482	1,933	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$853	88,417	8,222	12,023	3,098	3,291	373	65,977

Investment Activity:	PMVLDA	PMVTRA	TRBCG2	TREI2	WFVSCG	IVKMG1	NVMLV2
Reinvested dividends	$4,964	10,663	-	1,172	-	-	218
Mortality and expense risk charges (note 2)	(1,620)	(1,813)	(2,245)	(193)	(41)	(8)	(6)

Net investment income (loss)	3,344	8,850	(2,245)	979	(41)	(8)	212

Realized gain (loss) on investments	1,797	(1,408)	17,078	(42)	-	(1,293)	(6,737)
Change in unrealized gain (loss) on investments	4,069	26,867	150,661	(1,921)	5,417	195	-

Net gain (loss) on investments	5,866	25,459	167,739	(1,963)	5,417	(1,098)	(6,737)

Reinvested capital gains	-	5,790	23,121	1,373	699	584	6,588

Net increase (decrease) in contract owners’ equity resulting from operations	$9,210	40,099	188,615	389	6,075	(522)	63

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIA		ALVSVA		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	154,171	240,329	51	33	60	25	108	450
Realized gain (loss) on investments	3,566	38,935	(71)	(30)	(63)	15	801	(492)
Change in unrealized gain (loss) on investments	624,462	1,247,302	(43)	447	(156)	616	18,093	15,451
Reinvested capital gains	416,689	651,055	247	484	409	1,078	1,196	4,377

Net increase (decrease) in contract owners’ equity resulting from operations	1,198,888	2,177,621	184	934	250	1,734	20,198	19,786

Equity transactions:
Purchase payments received from contract owners (note 4)	188,507	72,037	-	-	-	-	-	76
Transfers between funds	-	-	570	3	-	-	(4,181)	561
Redemptions (notes 2, 3, and 4)	(2,414,561)	(1,743,902)	(240)	(248)	(209)	(216)	(1,187)	(15,565)
Adjustments to maintain reserves	370	(461)	(29)	(9)	(12)	6	(42)	4

Net equity transactions	(2,225,684)	(1,672,326)	301	(254)	(221)	(210)	(5,410)	(14,924)

Net change in contract owners’ equity	(1,026,796)	505,295	485	680	29	1,524	14,788	4,862
Contract owners’ equity at beginning of period	12,216,179	11,710,884	4,684	4,004	10,384	8,860	81,903	77,041

Contract owners’ equity at end of period	11,189,383	12,216,179	5,169	4,684	10,413	10,384	96,691	81,903

CHANGE IN UNITS:
Beginning units	504,000	583,902	112	118	189	193	2,617	3,150
Units purchased	567,795	311,979	18	6	-	-	8	45
Units redeemed	(699,815)	(391,881)	(9)	(12)	(5)	(4)	(161)	(578)

Ending units	371,980	504,000	121	112	184	189	2,464	2,617

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP2		ACVMV1		ACVV		ACVV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	1,542	3,724	7,094	8,753	8,452	6,392	49	-
Realized gain (loss) on investments	2,968	(298)	841	5,470	20,284	1,988	(53)	-
Change in unrealized gain (loss) on investments	11,209	12,123	(4,093)	62,763	(5,262)	55,295	-	-
Reinvested capital gains	-	-	-	54,885	8,945	20,862	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,719	15,549	3,842	131,871	32,419	84,537	(4)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	333	-	190	337	-	-	-	-
Transfers between funds	(4,905)	331	(4,591)	(15,826)	101,486	(6,627)	4	-
Redemptions (notes 2, 3, and 4)	(70,800)	(7,975)	(11,906)	(57,437)	(111,938)	(256)	-	-
Adjustments to maintain reserves	(13)	(7)	(12)	(12)	(7)	(11)	-	-

Net equity transactions	(75,385)	(7,651)	(16,319)	(72,938)	(10,459)	(6,894)	4	-

Net change in contract owners’ equity	(59,666)	7,898	(12,477)	58,933	21,960	77,643	-	-
Contract owners’ equity at beginning of period	192,935	185,037	547,854	488,921	398,487	320,844	-	-

Contract owners’ equity at end of period	133,269	192,935	535,377	547,854	420,447	398,487	-	-

CHANGE IN UNITS:
Beginning units	11,271	11,733	13,895	15,959	9,438	9,619	-	-
Units purchased	108	49	249	81	3,338	52	944	-
Units redeemed	(4,229)	(511)	(679)	(2,145)	(2,872)	(233)	(944)	-

Ending units	7,150	11,271	13,465	13,895	9,904	9,438	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	169	572	1,930	41,723	1,034	600	1,528	2,121
Realized gain (loss) on investments	(12,308)	(1)	(13,440)	37,962	19	2	1,402	(1,109)
Change in unrealized gain (loss) on investments	(106)	106	-	-	989	534	11,299	28,146
Reinvested capital gains	-	3,874	-	-	3,816	251	11,103	9,495

Net increase (decrease) in contract owners’ equity resulting from operations	(12,245)	4,551	(11,510)	79,685	5,858	1,387	25,332	38,653

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	17	-	-	-	-	-
Transfers between funds	(48,244)	55,938	11,522	(79,668)	-	71,920	(74,597)	(14,141)
Redemptions (notes 2, 3, and 4)	(1)	-	(28)	(17)	-	-	(340)	(7,212)
Adjustments to maintain reserves	4	(3)	(1)	-	(33)	(3)	2	5

Net equity transactions	(48,241)	55,935	11,510	(79,685)	(33)	71,917	(74,935)	(21,348)

Net change in contract owners’ equity	(60,486)	60,486	-	-	5,825	73,304	(49,603)	17,305
Contract owners’ equity at beginning of period	60,486	-	-	-	73,304	-	250,124	232,819

Contract owners’ equity at end of period	-	60,486	-	-	79,129	73,304	200,521	250,124

CHANGE IN UNITS:
Beginning units	3,948	-	-	-	6,643	-	12,414	13,549
Units purchased	-	3,948	86,712	84,915	-	6,643	198	-
Units redeemed	(3,948)	-	(86,712)	(84,915)	-	-	(4,324)	(1,135)

Ending units	-	3,948	-	-	6,643	6,643	8,288	12,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DCAP		DSIF		DVSCS		CLVHY2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	1,768	3,745	2,000	3,478	617	934	(290)	(169)
Realized gain (loss) on investments	983	(10,881)	35,411	17,405	(2,412)	(13,593)	3,083	2
Change in unrealized gain (loss) on investments	70,434	95,695	(22,682)	34,023	5,650	20,979	(8,467)	8,467
Reinvested capital gains	33,050	56,011	15,165	15,020	5,281	13,673	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	106,235	144,570	29,894	69,926	9,136	21,993	(5,674)	8,300

Equity transactions:
Purchase payments received from contract owners (note 4)	71	584	-	-	-	-	-	-
Transfers between funds	60,768	(4,145)	-	(11,581)	330	(64,071)	(514,636)	512,010
Redemptions (notes 2, 3, and 4)	(80,840)	(123,699)	(207,394)	-	(7,265)	(5,043)	-	-
Adjustments to maintain reserves	(6)	(29)	21	(2)	28	1	(1)	1

Net equity transactions	(20,007)	(127,289)	(207,373)	(11,583)	(6,907)	(69,113)	(514,637)	512,011

Net change in contract owners’ equity	86,228	17,281	(177,479)	58,343	2,229	(47,120)	(520,311)	520,311
Contract owners’ equity at beginning of period	472,641	455,360	248,231	189,888	100,929	148,049	520,311	-

Contract owners’ equity at end of period	558,869	472,641	70,752	248,231	103,158	100,929	-	520,311

CHANGE IN UNITS:
Beginning units	11,468	14,981	5,281	5,281	1,794	3,244	45,600	-
Units purchased	1,737	40	-	2,014	30	12	-	45,600
Units redeemed	(2,142)	(3,553)	(4,001)	(2,014)	(160)	(1,462)	(45,600)	-

Ending units	11,063	11,468	1,280	5,281	1,664	1,794	-	45,600

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DWVSVS		FQB		FCS		FEIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	113	172	1,843	2,036	(63)	(23)	1,021	5,220
Realized gain (loss) on investments	(8,173)	(342)	1,575	(168)	18	(35)	(18,308)	(8)
Change in unrealized gain (loss) on investments	309	6,244	2,270	4,882	4,237	2,064	(26,306)	42,575
Reinvested capital gains	1,122	3,263	228	3	80	1,435	15,326	16,245

Net increase (decrease) in contract owners’ equity resulting from operations	(6,629)	9,337	5,916	6,753	4,272	3,441	(28,267)	64,032

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	16,001	-	-	-	-
Transfers between funds	(11,438)	(3,363)	69,169	(4,420)	-	-	(181,378)	76,446
Redemptions (notes 2, 3, and 4)	-	-	(15,110)	(16,001)	(266)	(249)	(108,270)	(692)
Adjustments to maintain reserves	(8)	(15)	(9)	(2)	(3)	3	(9)	(2)

Net equity transactions	(11,446)	(3,378)	54,050	(4,422)	(269)	(246)	(289,657)	75,752

Net change in contract owners’ equity	(18,075)	5,959	59,966	2,331	4,003	3,195	(317,924)	139,784
Contract owners’ equity at beginning of period	41,686	35,727	77,924	75,593	14,587	11,392	365,431	225,647

Contract owners’ equity at end of period	23,611	41,686	137,890	77,924	18,590	14,587	47,507	365,431

CHANGE IN UNITS:
Beginning units	2,255	2,458	4,019	4,252	286	292	9,739	7,573
Units purchased	80	-	4,316	838	-	-	-	2,186
Units redeemed	(1,025)	(203)	(1,726)	(1,071)	(5)	(6)	(8,546)	(20)

Ending units	1,310	2,255	6,609	4,019	281	286	1,193	9,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FIGBS		FMCS		FMMP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(922)	(592)	6,304	12,037	(92)	448	(1,474)	5,162
Realized gain (loss) on investments	15,274	1,533	13,235	19	167	10	-	-
Change in unrealized gain (loss) on investments	51,946	49,244	14,725	33,099	3,395	8,751	-	-
Reinvested capital gains	25,451	13,565	188	-	-	10,340	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	91,749	63,750	34,452	45,155	3,470	19,549	(1,474)	5,162

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	25	-	151,606	45,999
Transfers between funds	(22,388)	(3,781)	(119,080)	-	-	-	340,789	(904,327)
Redemptions (notes 2, 3, and 4)	(14,009)	(4,541)	(125,568)	-	(95,412)	-	(541,351)	(109,221)
Adjustments to maintain reserves	(7)	-	(17)	-	(7)	-	(15)	11

Net equity transactions	(36,404)	(8,322)	(244,665)	-	(95,394)	-	(48,971)	(967,538)

Net change in contract owners’ equity	55,345	55,428	(210,213)	45,155	(91,924)	19,549	(50,445)	(962,376)
Contract owners’ equity at beginning of period	247,380	191,952	536,109	490,954	104,857	85,308	282,030	1,244,406

Contract owners’ equity at end of period	302,725	247,380	325,896	536,109	12,933	104,857	231,585	282,030

CHANGE IN UNITS:
Beginning units	4,883	5,060	27,497	27,497	3,090	3,090	24,334	109,264
Units purchased	1,172	-	-	-	-	-	368,828	126,233
Units redeemed	(1,888)	(177)	(12,144)	-	(2,766)	-	(373,157)	(211,163)

Ending units	4,167	4,883	15,353	27,497	324	3,090	20,005	24,334

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FTVDM2		FTVGI2		FTVSV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(141)	2,932	1,346	213	32,853	31,262	1,314	785
Realized gain (loss) on investments	7,386	445	15	(19)	(43,663)	(4,899)	(12,083)	(6,236)
Change in unrealized gain (loss) on investments	24,727	42,947	13,093	8,415	(14,871)	(17,721)	5,949	14,558
Reinvested capital gains	1,072	8,282	980	-	-	-	7,115	19,353

Net increase (decrease) in contract owners’ equity resulting from operations	33,044	54,606	15,434	8,609	(25,681)	8,642	2,295	28,460

Equity transactions:
Purchase payments received from contract owners (note 4)	71	-	-	-	-	167	-	150
Transfers between funds	(3,014)	(44)	83,587	(350)	(30,706)	1,024	(265)	1,785
Redemptions (notes 2, 3, and 4)	(42,988)	(13,794)	(847)	(4,444)	(205,215)	(42,185)	(25,293)	(23,983)
Adjustments to maintain reserves	(2)	(5)	11	43	(4)	(5)	69	(51)

Net equity transactions	(45,933)	(13,843)	82,751	(4,751)	(235,925)	(40,999)	(25,489)	(22,099)

Net change in contract owners’ equity	(12,889)	40,763	98,185	3,858	(261,606)	(32,357)	(23,194)	6,361
Contract owners’ equity at beginning of period	247,182	206,419	38,665	34,807	468,998	501,355	127,441	121,080

Contract owners’ equity at end of period	234,293	247,182	136,850	38,665	207,392	468,998	104,247	127,441

CHANGE IN UNITS:
Beginning units	7,344	7,800	859	976	45,463	49,396	2,498	2,987
Units purchased	4	1	1,829	9	2,133	844	104	59
Units redeemed	(1,292)	(457)	(37)	(126)	(26,309)	(4,777)	(653)	(548)

Ending units	6,056	7,344	2,651	859	21,287	45,463	1,949	2,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVUG2		TIF2		GVMSAS		RVARS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	1,048	4,683	10,182	5,093	(4)	-	731	1,676
Realized gain (loss) on investments	211	(3,815)	(35,654)	(7,477)	(44)	-	349	96
Change in unrealized gain (loss) on investments	323	1,770	15,359	41,560	-	-	4,860	2,179
Reinvested capital gains	-	-	-	3,829	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,582	2,638	(10,113)	43,005	(48)	-	5,940	3,951

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(28,735)	27,322	11,283	(7,891)	49	-	(3,865)	(4,249)
Redemptions (notes 2, 3, and 4)	-	(63)	(83,633)	(14,046)	-	-	-	-
Adjustments to maintain reserves	(2)	(7)	40	(34)	(1)	-	(8)	(11)

Net equity transactions	(28,737)	27,252	(72,310)	(21,971)	48	-	(3,873)	(4,260)

Net change in contract owners’ equity	(27,155)	29,890	(82,423)	21,034	-	-	2,067	(309)
Contract owners’ equity at beginning of period	61,880	31,990	385,342	364,308	-	-	86,919	87,228

Contract owners’ equity at end of period	34,725	61,880	302,919	385,342	-	-	88,986	86,919

CHANGE IN UNITS:
Beginning units	4,009	2,139	14,730	15,613	-	-	8,164	8,564
Units purchased	-	9,350	1,188	31	775	-	453	-
Units redeemed	(1,869)	(7,480)	(4,157)	(914)	(775)	-	(794)	(400)

Ending units	2,140	4,009	11,761	14,730	-	-	7,823	8,164

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACC1		ACGI		AVSCE		OVAG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	1,036	687	8,544	7,231	3	(35)	(8)	-
Realized gain (loss) on investments	(890)	(3,072)	(5,098)	(456)	(10)	(12)	1	-
Change in unrealized gain (loss) on investments	96	8,031	(3,206)	46,650	1,736	1,054	944	-
Reinvested capital gains	1,303	5,569	7,406	53,236	849	1,296	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,545	11,215	7,646	106,661	2,578	2,303	937	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	317	47	-	-	-	-	-
Transfers between funds	5,100	3,445	(2,357)	13	-	-	1,959	-
Redemptions (notes 2, 3, and 4)	-	(20,575)	(50,195)	(35,794)	-	(1,713)	3	-
Adjustments to maintain reserves	1	(12)	7	(39)	(3)	(4)	(4)	-

Net equity transactions	5,101	(16,825)	(52,498)	(35,820)	(3)	(1,717)	1,958	-

Net change in contract owners’ equity	6,646	(5,610)	(44,852)	70,841	2,575	586	2,895	-
Contract owners’ equity at beginning of period	46,596	52,206	513,792	442,951	9,608	9,022	-	-

Contract owners’ equity at end of period	53,242	46,596	468,940	513,792	12,183	9,608	2,895	-

CHANGE IN UNITS:
Beginning units	1,687	2,360	12,178	13,097	455	539	-	-
Units purchased	356	165	13	3	-	-	196	-
Units redeemed	(92)	(838)	(1,265)	(922)	-	(84)	-	-

Ending units	1,951	1,687	10,926	12,178	455	455	196	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGI		OVGS		OVSB		OVSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(69)	(217)	858	1,785	(39)	1,139	451	(284)
Realized gain (loss) on investments	4,206	5	2,549	10,228	(3,527)	(6)	536	585
Change in unrealized gain (loss) on investments	(6,546)	6,546	48,048	34,399	432	2,259	40,112	25,164
Reinvested capital gains	-	-	8,845	47,872	-	-	2,509	15,747

Net increase (decrease) in contract owners’ equity resulting from operations	(2,409)	6,334	60,300	94,284	(3,134)	3,392	43,608	41,212

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	582	-	-	-	120
Transfers between funds	(76,898)	72,974	(7,115)	(905)	(33,523)	-	81,949	2,287
Redemptions (notes 2, 3, and 4)	-	-	(26,091)	(168,836)	-	-	(17,724)	(22,602)
Adjustments to maintain reserves	13	(14)	(7)	(47)	1	(1)	(63)	21

Net equity transactions	(76,885)	72,960	(33,213)	(169,206)	(33,522)	(1)	64,162	(20,174)

Net change in contract owners’ equity	(79,294)	79,294	27,087	(74,922)	(36,656)	3,391	107,770	21,038
Contract owners’ equity at beginning of period	79,294	-	242,734	317,656	36,656	33,265	187,796	166,758

Contract owners’ equity at end of period	-	79,294	269,821	242,734	-	36,656	295,566	187,796

CHANGE IN UNITS:
Beginning units	1,926	-	4,645	7,977	3,112	3,112	3,367	3,768
Units purchased	-	1,926	24	175	-	-	1,458	47
Units redeemed	(1,926)	-	(609)	(3,507)	(3,112)	-	(339)	(448)

Ending units	-	1,926	4,060	4,645	-	3,112	4,486	3,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRHIP		WRMCG		JABS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	56	1,043	706	614	(186)	(220)	2,212	5,095
Realized gain (loss) on investments	598	(38)	(44)	-	14,926	(13,511)	36,285	47,423
Change in unrealized gain (loss) on investments	6,074	7,394	(99)	417	3,552	13,285	(8,735)	17,669
Reinvested capital gains	368	2,362	-	-	1,208	15,541	4,031	10,269

Net increase (decrease) in contract owners’ equity resulting from operations	7,096	10,761	563	1,031	19,500	15,095	33,793	80,456

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	382
Transfers between funds	-	-	(11,318)	5,522	(17,299)	(68,256)	(1,048)	(869)
Redemptions (notes 2, 3, and 4)	(56,011)	-	-	(5,076)	-	(7,506)	(128,640)	(204,337)
Adjustments to maintain reserves	(1)	(1)	-	(6)	(7)	(8)	38	(13)

Net equity transactions	(56,012)	(1)	(11,318)	440	(17,306)	(75,770)	(129,650)	(204,837)

Net change in contract owners’ equity	(48,916)	10,760	(10,755)	1,471	2,194	(60,675)	(95,857)	(124,381)
Contract owners’ equity at beginning of period	61,155	50,395	10,755	9,284	15,513	76,188	265,157	389,538

Contract owners’ equity at end of period	12,239	61,155	-	10,755	17,707	15,513	169,300	265,157

CHANGE IN UNITS:
Beginning units	3,062	3,062	713	682	640	4,369	6,815	12,177
Units purchased	-	-	-	372	3,040	309	13	10
Units redeemed	(2,522)	-	(713)	(341)	(3,188)	(4,038)	(2,986)	(5,372)

Ending units	540	3,062	-	713	492	640	3,842	6,815

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JACAS		JAFBS		SBVSG		M2IGSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(515)	(764)	1,940	2,142	(217)	(296)	(203)	39
Realized gain (loss) on investments	2,435	2,853	40	1	(6,986)	(6,717)	(1)	(7)
Change in unrealized gain (loss) on investments	72,170	50,101	6,699	5,016	16,909	18,305	7,143	756
Reinvested capital gains	20,763	19,107	-	-	4,593	7,590	6,199	4,299

Net increase (decrease) in contract owners’ equity resulting from operations	94,853	71,297	8,679	7,159	14,299	18,882	13,138	5,087

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	(617)	-	-
Transfers between funds	-	-	-	2,997	(29,049)	(73,468)	-	55,938
Redemptions (notes 2, 3, and 4)	(10,107)	(23,107)	(337)	(426)	(16)	(8,647)	-	-
Adjustments to maintain reserves	17	(37)	5	(5)	31	(27)	(1)	2

Net equity transactions	(10,090)	(23,144)	(332)	2,566	(29,034)	(82,759)	(1)	55,940

Net change in contract owners’ equity	84,763	48,153	8,347	9,725	(14,735)	(63,877)	13,137	61,027
Contract owners’ equity at beginning of period	253,900	205,747	88,069	78,344	82,409	146,286	61,027	-

Contract owners’ equity at end of period	338,663	253,900	96,416	88,069	67,674	82,409	74,164	61,027

CHANGE IN UNITS:
Beginning units	4,026	4,448	7,957	7,708	2,602	5,899	3,346	-
Units purchased	-	-	-	288	87	74	-	3,346
Units redeemed	(151)	(422)	(28)	(39)	(1,193)	(3,371)	-	-

Ending units	3,875	4,026	7,929	7,957	1,496	2,602	3,346	3,346

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNDSC		MVFSC		MSVRE		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(60)	(50)	3,248	6,357	1,717	2,634	-	2,490
Realized gain (loss) on investments	11	8	23,098	38,215	(24,313)	(2,922)	-	(14,938)
Change in unrealized gain (loss) on investments	5,530	1,870	(31,361)	44,908	(15,992)	7,603	-	25,334
Reinvested capital gains	1,899	2,914	14,879	18,913	2,040	6,137	-	13,435

Net increase (decrease) in contract owners’ equity resulting from operations	7,380	4,742	9,864	108,393	(36,548)	13,452	-	26,321

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	3,500	-	-
Transfers between funds	-	-	(8,659)	(87)	(61,314)	78,676	-	-
Redemptions (notes 2, 3, and 4)	-	-	(64,726)	(93,994)	(773)	(11,477)	-	(151,169)
Adjustments to maintain reserves	(2)	(1)	20	(19)	9	18	-	(2)

Net equity transactions	(2)	(1)	(73,365)	(94,100)	(62,078)	70,717	-	(151,171)

Net change in contract owners’ equity	7,378	4,741	(63,501)	14,293	(98,626)	84,169	-	(124,850)
Contract owners’ equity at beginning of period	16,368	11,627	421,952	407,659	170,566	86,397	-	124,850

Contract owners’ equity at end of period	23,746	16,368	358,451	421,952	71,940	170,566	-	-

CHANGE IN UNITS:
Beginning units	668	668	9,213	11,486	3,403	2,012	-	8,349
Units purchased	-	-	6	2	17	3,146	-	-
Units redeemed	-	-	(1,608)	(2,275)	(1,713)	(1,755)	-	(8,349)

Ending units	668	668	7,611	9,213	1,707	3,403	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX2		MCIF2		NVAMVZ		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	634	1,121	10	-	(4)	-	683	3,162
Realized gain (loss) on investments	23,237	3,254	-	-	189	-	(29)	(11)
Change in unrealized gain (loss) on investments	(10,095)	11,442	50	-	-	-	9,608	7,754
Reinvested capital gains	3,218	3,078	-	-	-	-	3,882	9,772

Net increase (decrease) in contract owners’ equity resulting from operations	16,994	18,895	60	-	185	-	14,144	20,677

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(16,031)	13,345	1,215	-	(186)	-	-	-
Redemptions (notes 2, 3, and 4)	(35,947)	(13,640)	-	-	-	-	(10)	-
Adjustments to maintain reserves	5	-	(8)	-	1	-	9	(1)

Net equity transactions	(51,973)	(295)	1,207	-	(185)	-	(1)	(1)

Net change in contract owners’ equity	(34,979)	18,600	1,267	-	-	-	14,143	20,676
Contract owners’ equity at beginning of period	80,330	61,730	-	-	-	-	137,284	116,608

Contract owners’ equity at end of period	45,351	80,330	1,267	-	-	-	151,427	137,284

CHANGE IN UNITS:
Beginning units	3,632	3,639	-	-	-	-	8,421	8,421
Units purchased	3,325	659	87	-	1,623	-	-	-
Units redeemed	(5,211)	(666)	-	-	(1,623)	-	-	-

Ending units	1,746	3,632	87	-	-	-	8,421	8,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVMIG6		NVMLG2		NVMMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(695)	2,709	(7)	19	(906)	9,520	(145)	(246)
Realized gain (loss) on investments	(40)	(20)	(981)	(4)	(7,181)	(2,963)	(20,285)	(133)
Change in unrealized gain (loss) on investments	10,662	9,106	347	884	(44,174)	26,574	24,342	3,262
Reinvested capital gains	4,828	9,690	-	286	132,380	35,278	4,479	18,170

Net increase (decrease) in contract owners’ equity resulting from operations	14,755	21,485	(641)	1,185	80,119	68,409	8,391	21,053

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(4,231)	-	58,429	1,254	(40,432)	(6,971)
Redemptions (notes 2, 3, and 4)	-	-	(4)	-	(10)	(123,501)	-	-
Adjustments to maintain reserves	(3)	(1)	(2)	1	34	(11)	3	(1)

Net equity transactions	(3)	(1)	(4,237)	1	58,453	(122,258)	(40,429)	(6,972)

Net change in contract owners’ equity	14,752	21,484	(4,878)	1,186	138,572	(53,849)	(32,038)	14,081
Contract owners’ equity at beginning of period	167,565	146,081	4,878	3,692	179,604	233,453	72,869	58,788

Contract owners’ equity at end of period	182,317	167,565	-	4,878	318,176	179,604	40,831	72,869

CHANGE IN UNITS:
Beginning units	10,927	10,927	332	332	7,086	11,941	3,017	3,319
Units purchased	-	-	-	-	3,613	579	-	-
Units redeemed	-	-	(332)	-	(1,009)	(5,434)	(1,960)	(302)

Ending units	10,927	10,927	-	332	9,690	7,086	1,057	3,017

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVSIX2		SCF2		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	321	2,549	81	74	(316)	(332)	(1)	-
Realized gain (loss) on investments	(12,476)	(37,363)	2,025	(4,102)	(207)	(156)	(187)	-
Change in unrealized gain (loss) on investments	3,648	38,223	(60)	3,821	12,687	6,342	-	-
Reinvested capital gains	-	23,616	601	4,613	3,093	8,057	225	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,507)	27,025	2,647	4,406	15,257	13,911	37	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(19,381)	(4,276)	(16,915)	(5,111)	-	-	(37)	-
Redemptions (notes 2, 3, and 4)	-	(91,361)	(10)	(6,347)	-	-	-	-
Adjustments to maintain reserves	2	(9)	1	2	(5)	(4)	-	-

Net equity transactions	(19,379)	(95,646)	(16,924)	(11,456)	(5)	(4)	(37)	-

Net change in contract owners’ equity	(27,886)	(68,621)	(14,277)	(7,050)	15,252	13,907	-	-
Contract owners’ equity at beginning of period	50,234	118,855	14,277	21,327	70,177	56,270	-	-

Contract owners’ equity at end of period	22,348	50,234	-	14,277	85,429	70,177	-	-

CHANGE IN UNITS:
Beginning units	2,243	6,543	758	1,410	3,480	3,480	-	-
Units purchased	62	-	-	400	-	-	62	-
Units redeemed	(1,292)	(4,300)	(758)	(1,052)	-	-	(62)	-

Ending units	1,013	2,243	-	758	3,480	3,480	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF2		AMCG		AMINS		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(89)	64	(876)	(775)	116	(129)	(120)	(110)
Realized gain (loss) on investments	(82)	(30)	2,577	3,927	529	1,330	976	1,258
Change in unrealized gain (loss) on investments	934	(3,065)	74,059	38,644	4,095	12,170	9,234	5,039
Reinvested capital gains	90	6,011	12,657	15,441	3,482	2,773	1,933	2,291

Net increase (decrease) in contract owners’ equity resulting from operations	853	2,980	88,417	57,237	8,222	16,144	12,023	8,478

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	47	-	-	-
Transfers between funds	-	-	(4,047)	8,979	(1,395)	(63)	(2,575)	3,329
Redemptions (notes 2, 3, and 4)	-	-	(4,681)	(14,580)	(1,388)	(8,029)	(537)	(8,173)
Adjustments to maintain reserves	(1)	(1)	112	(31)	5	-	13	(7)

Net equity transactions	(1)	(1)	(8,616)	(5,632)	(2,731)	(8,092)	(3,099)	(4,851)

Net change in contract owners’ equity	852	2,979	79,801	51,605	5,491	8,052	8,924	3,627
Contract owners’ equity at beginning of period	19,492	16,513	228,881	177,276	70,463	62,411	31,716	28,089

Contract owners’ equity at end of period	20,344	19,492	308,682	228,881	75,954	70,463	40,640	31,716

CHANGE IN UNITS:
Beginning units	1,028	1,028	4,089	4,189	3,558	4,010	2,089	2,442
Units purchased	-	-	-	192	6	1	-	245
Units redeemed	-	-	(138)	(292)	(145)	(453)	(166)	(598)

Ending units	1,028	1,028	3,951	4,089	3,419	3,558	1,923	2,089

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		PMVAAD		PMVFAD		PMVHYA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	2,027	1,628	1,876	998	226	348	40,620	18,951
Realized gain (loss) on investments	(21)	(74)	23	39	(423)	(2,189)	4,961	(145)
Change in unrealized gain (loss) on investments	1,092	1,675	1,392	3,482	570	3,342	20,396	39,564
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,098	3,229	3,291	4,519	373	1,501	65,977	58,370

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	9	-	-	34,864	309
Transfers between funds	-	(672)	79	105	189	298	504,196	512,834
Redemptions (notes 2, 3, and 4)	-	(155)	(214)	(177)	(12,288)	(13,223)	(91,956)	(56,377)
Adjustments to maintain reserves	(2)	(1)	20	(5)	(4)	7	139	(69)

Net equity transactions	(2)	(828)	(115)	(68)	(12,103)	(12,918)	447,243	456,697

Net change in contract owners’ equity	3,096	2,401	3,176	4,451	(11,730)	(11,417)	513,220	515,067
Contract owners’ equity at beginning of period	99,993	97,592	44,873	40,422	16,811	28,228	885,196	370,129

Contract owners’ equity at end of period	103,089	99,993	48,049	44,873	5,081	16,811	1,398,416	885,196

CHANGE IN UNITS:
Beginning units	7,837	7,903	3,526	3,531	1,262	2,252	26,419	12,638
Units purchased	-	-	7	9	23	31	64,441	15,589
Units redeemed	-	(66)	(17)	(14)	(933)	(1,021)	(51,251)	(1,808)

Ending units	7,837	7,837	3,516	3,526	352	1,262	39,609	26,419

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVLDA		PMVTRA		TRBCG2		TREI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	3,344	9,694	8,850	14,224	(2,245)	(1,627)	979	996
Realized gain (loss) on investments	1,797	(250)	(1,408)	(5,478)	17,078	22,808	(42)	(9)
Change in unrealized gain (loss) on investments	4,069	5,451	26,867	32,426	150,661	80,369	(1,921)	7,780
Reinvested capital gains	-	-	5,790	-	23,121	12,425	1,373	3,798

Net increase (decrease) in contract owners’ equity resulting from operations	9,210	14,895	40,099	41,172	188,615	113,975	389	12,565

Equity transactions:
Purchase payments received from contract owners (note 4)	642	-	499	200	95	5,597	-	4,958
Transfers between funds	31,401	(85,323)	(6,177)	11,406	52,819	(2,207)	-	-
Redemptions (notes 2, 3, and 4)	(83,016)	(10,343)	(72,189)	(79,114)	(7,580)	(47,496)	-	-
Adjustments to maintain reserves	40	12	60	(7)	(21)	39	(2)	(11)

Net equity transactions	(50,933)	(95,654)	(77,807)	(67,515)	45,313	(44,067)	(2)	4,947

Net change in contract owners’ equity	(41,723)	(80,759)	(37,708)	(26,343)	233,928	69,908	387	17,512
Contract owners’ equity at beginning of period	355,461	436,220	517,130	543,473	476,785	406,877	64,161	46,649

Contract owners’ equity at end of period	313,738	355,461	479,422	517,130	710,713	476,785	64,548	64,161

CHANGE IN UNITS:
Beginning units	23,114	29,546	24,014	27,249	10,487	11,557	2,431	2,220
Units purchased	11,935	79	488	682	1,809	126	-	211
Units redeemed	(14,963)	(6,511)	(3,931)	(3,917)	(528)	(1,196)	-	-

Ending units	20,086	23,114	20,571	24,014	11,768	10,487	2,431	2,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVSCG		IVKMG1		NVMLV2		SBVSG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	(41)	(27)	(8)	(26)	212	-	-	(33)
Realized gain (loss) on investments	-	(3)	(1,293)	(1)	(6,737)	-	-	4,146
Change in unrealized gain (loss) on investments	5,417	(1,042)	195	632	-	-	-	(960)
Reinvested capital gains	699	1,644	584	740	6,588	-	-	478

Net increase (decrease) in contract owners’ equity resulting from operations	6,075	572	(522)	1,345	63	-	-	3,631

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	(6,838)
Transfers between funds	-	10,040	(4,820)	-	(63)	-	-	(12,937)
Redemptions (notes 2, 3, and 4)	-	-	(4)	-	-	-	-	(2)
Adjustments to maintain reserves	(7)	(10)	-	(1)	-	-	-	(12)

Net equity transactions	(7)	10,030	(4,824)	(1)	(63)	-	-	(19,789)

Net change in contract owners’ equity	6,068	10,602	(5,346)	1,344	-	-	-	(16,158)
Contract owners’ equity at beginning of period	10,602	-	5,346	4,002	-	-	-	16,158

Contract owners’ equity at end of period	16,670	10,602	-	5,346	-	-	-	-

CHANGE IN UNITS:
Beginning units	353	-	242	242	-	-	-	492
Units purchased	-	353	-	-	880	-	-	(3)
Units redeemed	-	-	(242)	-	(880)	-	-	(489)

Ending units	353	353	-	242	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPGI2		ALVREA
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	-	(38)	-	4,740
Realized gain (loss) on investments	-	350	-	(18,429)
Change in unrealized gain (loss) on investments	-	2,621	-	19,793
Reinvested capital gains	-	-	-	12,282

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,933	-	18,386

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	204
Transfers between funds	-	-	-	(145,153)
Redemptions (notes 2, 3, and 4)	-	(67,475)	-	(1,763)
Adjustments to maintain reserves	-	7	-	(18)

Net equity transactions	-	(67,468)	-	(146,730)

Net change in contract owners’ equity	-	(64,535)	-	(128,344)
Contract owners’ equity at beginning of period	-	64,535	-	128,344

Contract owners’ equity at end of period	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5,428	-	2,662
Units purchased	-	-	-	7
Units redeemed	-	(5,428)	-	(2,669)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-13 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)*
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)*
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)*
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)*
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)*
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)*
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP Fund: Class 2 (FTVGS2)*
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)*
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)*
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)*
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)*
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)*
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)*
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)*
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)*
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)*
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)*
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)*
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)*
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)*
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)*
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)*

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)*
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)*
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)*
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)*
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)*
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)*
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)*
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)*
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)*
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)*
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	11/25/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	8/6/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Real Estate Investment Portfolio: Class A (ALVREA)		4/24/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The Maximum variable account charge for contracts offered through the Separate Account is 0.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% of the daily value of the allocations to the underlying fund options
Rider Charge - annualized and assessed through a reduction in unit value
One-Year Enhanced Death Benefit Option	0.20%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $0 and $0, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$11,189,510	$-	$-	$11,189,510

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	978	353
ALVSVA	499	237
ACVI	1,809	5,872
ACVIP2	4,074	77,905
ACVMV1	16,521	25,734
ACVV	120,354	113,409
ACVV2	10,563	10,510
BRVED3	277	48,353
BRVHY3	1,095,968	1,101,630
BRVTR3	5,272	422
MLVGA3	17,841	80,145
DCAP	108,361	93,544
DSIF	17,842	208,070
DVSCS	7,467	8,504
CLVHY2	-	514,926
DWVSVS	2,531	12,734
FQB	86,807	30,676
FCS	103	353
FEIS	17,000	290,301
FGS	87,157	99,027
FIGBS	7,935	246,091
FMCS	278	95,752
FMMP2	3,889,500	3,939,928
FOS	1,862	46,862
FTVDM2	86,739	1,672
FTVGI2	53,092	256,160
FTVSV2	12,824	29,954
FTVUG2	1,198	28,885
TIF2	29,612	91,780
GVMSAS	8,083	8,039
RVARS	3,131	6,265
ACC1	9,999	2,561
ACGI	17,832	54,387
AVSCE	883	31
OVAG	1,959	4
OVGI	-	76,967
OVGS	11,590	35,094
OVSB	-	33,561
OVSC	88,128	20,943
WRASP	621	56,209
WRHIP	740	11,352
WRMCG	77,677	93,955
JABS	7,753	131,198
JACAS	21,216	11,075
JAFBS	2,263	661
SBVSG	7,817	32,503
M2IGSS	6,340	344
MNDSC	1,899	61
MVFSC	19,520	74,779
MSVRE	4,661	62,992
GVEX2	75,933	124,059
MCIF2	1,224	-
NVAMVZ	16,228	16,417
NVCMD2	5,039	484
NVDBL2	5,047	914
NVMIG6	-	4,242
NVMLG2	203,099	13,206

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMMG2	4,479	40,577
NVMMV2	1,626	20,686
NVSIX2	724	16,968
SCF2	3,108	332
SCGF2	1,841	1,654
SCVF2	90	87
AMCG	12,657	9,603
AMINS	3,918	3,056
AMMCGS	1,933	3,233
AMTB	2,377	351
PMVAAD	2,169	428
PMVFAD	558	12,431
PMVHYA	2,193,756	1,706,061
PMVLDA	178,966	226,601
PMVTRA	27,376	90,619
TRBCG2	96,187	29,978
TREI2	2,545	194
WFVSCG	699	41
IVKMG1	584	4,832
NVMLV2	22,971	16,234

	$8,841,710	$10,516,058

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.55%			121	42.72			5,169	1.64%	2.16%
2019	0.55%			112	41.82			4,684	1.26%	23.23%
2018	0.55%			118	33.93			4,004	1.00%	-6.13%
2017	0.55%			133	36.15			4,808	1.46%	18.27%
2016	0.55%			142	30.56			4,340	4.98%	10.69%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.35%			184	56.59			10,413	1.05%	3.01%
2019	0.35%			189	54.94			10,384	0.59%	19.68%
2018	0.35%			193	45.91			8,860	0.48%	-15.33%
2017	0.35%			197	54.22			10,681	0.13%	12.75%
2016	0.35%			311	48.09			14,954	0.22%	24.65%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.35%	to	0.55%	2,464	39.31	to	37.91	96,691	0.48%	25.44%	to	25.19%
2019	0.35%	to	0.55%	2,617	31.34	to	30.28	81,903	0.91%	27.97%	to	27.71%
2018	0.35%	to	0.55%	3,150	24.49	to	23.71	77,041	1.26%	-15.52%	to	-15.69%
2017	0.35%	to	0.55%	3,118	28.99	to	28.12	90,242	0.88%	30.75%	to	30.49%
2016	0.35%	to	0.55%	4,346	22.17	to	21.55	96,265	1.06%	-5.83%	to	-6.02%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.35%	to	0.55%	7,150	18.76	to	18.09	133,269	1.20%	9.17%	to	8.95%
2019	0.35%	to	0.55%	11,271	17.18	to	16.61	192,935	2.31%	8.52%	to	8.30%
2018	0.35%	to	0.55%	11,733	15.84	to	15.33	185,037	2.85%	-3.16%	to	-3.36%
2017	0.35%	to	0.55%	11,880	16.35	to	15.87	193,489	2.58%	3.31%	to	3.10%
2016	0.35%	to	0.55%	12,890	15.83	to	15.39	203,335	1.82%	4.02%	to	3.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.35%	to	0.55%	13,465	39.82	to	38.59	535,377	1.83%	0.86%	to	0.65%
2019	0.35%	to	0.55%	13,895	39.48	to	38.34	547,854	2.04%	28.70%	to	28.44%
2018	0.35%	to	0.55%	15,959	30.68	to	29.85	488,921	1.43%	-13.14%	to	-13.32%
2017	0.35%	to	0.55%	15,042	35.32	to	34.43	530,528	1.50%	11.30%	to	11.08%
2016	0.35%	to	0.55%	21,631	31.73	to	31.00	684,360	1.69%	22.43%	to	22.18%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.35%	to	0.55%	9,904	42.52	to	41.00	420,447	2.40%	0.62%	to	0.42%
2019	0.35%	to	0.55%	9,438	42.25	to	40.83	398,487	2.13%	26.59%	to	26.34%
2018	0.35%	to	0.55%	9,619	33.38	to	32.32	320,844	1.67%	-9.47%	to	-9.65%
2017	0.35%	to	0.55%	13,041	36.87	to	35.77	480,439	1.66%	8.37%	to	8.15%
2016	0.35%	to	0.55%	9,056	34.02	to	33.07	308,011	1.85%	20.06%	to	19.82%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.55%			3,948	15.32			60,486	1.26%	26.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2017	0.35%			87,582	11.13			974,965	4.63%	6.70%
2016	0.35%			88,567	10.43			923,979	4.17%	12.43%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.55%			6,643	11.91			79,129	1.90%	7.95%
2019	0.55%			6,643	11.03			73,304	1.06%	8.55%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.35%	to	0.55%	8,288	24.34	to	23.78	200,521	1.19%	20.29%	to	20.04%
2019	0.35%	to	0.55%	12,414	20.24	to	19.81	250,124	1.27%	17.34%	to	17.11%
2018	0.35%	to	0.55%	13,549	17.25	to	16.91	232,819	1.05%	-7.90%	to	-8.09%
2017	0.35%	to	0.55%	7,622	18.73	to	18.40	142,074	1.28%	13.31%	to	13.08%
2016	0.35%	to	0.55%	8,301	16.53	to	16.27	136,559	1.20%	3.44%	to	3.24%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.35%	to	0.55%	11,063	50.86	to	49.04	558,869	0.76%	23.26%	to	23.01%
2019	0.35%	to	0.55%	11,468	41.26	to	39.86	472,641	1.16%	35.62%	to	35.35%
2018	0.35%	to	0.55%	14,981	30.42	to	29.45	455,360	1.26%	-7.18%	to	-7.37%
2017	0.35%	to	0.55%	15,602	32.78	to	31.80	510,899	1.33%	26.89%	to	26.63%
2016	0.35%	to	0.55%	17,786	25.83	to	25.11	459,058	1.64%	7.53%	to	7.31%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.35%			1,280	55.27			70,752	1.38%	17.59%
2019	0.35%			5,281	47.00			248,231	1.71%	30.72%
2018	0.35%			5,281	35.96			189,888	1.62%	-4.97%
2017	0.35%	to	0.55%	8,017	37.84	to	36.71	300,247	1.83%	21.11%	to	20.87%
2016	0.35%			5,281	31.24			164,985	1.91%	11.32%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.35%	to	0.55%	1,664	62.19	to	59.96	103,158	1.07%	10.25%	to	10.03%
2019	0.35%	to	0.55%	1,794	56.40	to	54.50	100,929	1.17%	21.78%	to	21.54%
2018	0.35%	to	0.55%	3,244	46.31	to	44.84	148,049	0.58%	-9.30%	to	-9.48%
2017	0.35%	to	0.55%	1,947	51.06	to	49.53	99,191	0.87%	12.01%	to	11.79%
2016	0.35%	to	0.55%	4,111	45.59	to	44.31	185,528	0.87%	25.29%	to	25.04%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.35%			45,600	11.41			520,311	0.00%	16.11%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.35%	to	0.55%	1,310	18.04	to	17.77	23,611	0.85%	-2.52%	to	-2.71%
2019	0.35%	to	0.55%	2,255	18.51	to	18.26	41,686	0.80%	27.27%	to	27.02%
2018	0.35%	to	0.55%	2,458	14.54	to	14.38	35,727	0.49%	-17.24%	to	-17.40%
2017	0.35%	to	0.55%	5,091	17.57	to	17.41	89,398	0.73%	11.37%	to	11.14%
2016	0.35%	to	0.55%	8,288	15.78	to	15.66	130,318	0.00%	30.63%	to	30.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.35%	to	0.55%	6,609	20.89	to	20.14	137,890	2.64%	7.74%	to	7.52%
2019	0.35%			4,019	19.39			77,924	2.98%	9.06%
2018	0.35%			4,252	17.78			75,593	2.98%	-0.94%
2017	0.35%	to	0.55%	9,477	17.95	to	17.41	169,949	3.84%	3.67%	to	3.46%
2016	0.35%	to	0.55%	15,616	17.31	to	16.83	270,106	3.34%	3.46%	to	3.25%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.55%			281	66.16			18,590	0.15%	29.71%
2019	0.55%			286	51.00			14,587	0.37%	30.73%
2018	0.55%			292	39.01			11,392	0.64%	-7.00%
2017	0.55%			297	41.95			12,460	0.91%	21.09%
2016	0.55%			297	34.64			10,289	0.75%	7.32%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.35%	to	0.55%	1,193	40.19	to	38.75	47,507	0.97%	6.17%	to	5.96%
2019	0.35%	to	0.55%	9,739	37.85	to	36.57	365,431	2.30%	26.88%	to	26.62%
2018	0.35%	to	0.55%	7,573	29.83	to	28.88	225,647	2.21%	-8.72%	to	-8.91%
2017	0.35%	to	0.55%	7,589	32.68	to	31.70	247,720	1.86%	12.41%	to	12.19%
2016	0.35%	to	0.55%	4,116	29.07	to	28.26	119,117	2.14%	17.49%	to	17.26%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.35%	to	0.55%	4,167	73.57	to	70.94	302,725	0.06%	43.25%	to	42.96%
2019	0.35%	to	0.55%	4,883	51.36	to	49.63	247,380	0.16%	33.71%	to	33.45%
2018	0.35%	to	0.55%	5,060	38.41	to	37.19	191,952	0.13%	-0.63%	to	-0.83%
2017	0.35%	to	0.55%	4,667	38.65	to	37.50	178,594	0.12%	34.53%	to	34.26%
2016	0.35%	to	0.55%	5,135	28.73	to	27.93	146,046	0.00%	0.36%	to	0.16%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.35%			15,353	21.23			325,896	1.89%	8.87%
2019	0.35%			27,497	19.50			536,109	2.67%	9.20%
2018	0.35%			27,497	17.85			490,954	2.38%	-0.98%
2017	0.35%			31,428	18.03			566,706	2.23%	3.79%
2016	0.35%	to	0.55%	34,044	17.37	to	16.89	591,269	2.73%	4.26%	to	4.05%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.35%			324	39.92			12,933	0.28%	17.63%
2019	0.35%			3,090	33.93			104,857	0.81%	22.92%
2018	0.35%			3,090	27.61			85,308	0.56%	-14.94%
2017	0.35%			3,090	32.46			100,291	0.63%	20.28%
2016	0.35%			3,090	26.98			83,380	0.33%	11.72%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Service Class 2 (FMMP2)
2020	0.35%	to	0.55%	20,005	11.58	to	11.17	231,585	0.17%	-0.11%	to	-0.31%
2019	0.35%	to	0.55%	24,334	11.60	to	11.20	282,030	1.60%	1.41%	to	1.21%
2018	0.35%	to	0.55%	109,264	11.43	to	11.07	1,244,406	1.42%	1.04%	to	0.83%
2017	0.35%	to	0.55%	61,361	11.32	to	10.98	689,585	0.43%	0.08%	to	-0.12%
2016	0.35%	to	0.55%	69,152	11.31	to	10.99	781,468	0.01%	-0.33%	to	-0.53%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.35%	to	0.55%	6,056	38.92	to	37.53	234,293	0.31%	15.09%	to	14.86%
2019	0.35%	to	0.55%	7,344	33.82	to	32.68	247,182	1.66%	27.23%	to	26.97%
2018	0.35%	to	0.55%	7,800	26.58	to	25.73	206,419	1.78%	-15.18%	to	-15.36%
2017	0.35%	to	0.55%	6,468	31.34	to	30.40	201,685	1.33%	29.65%	to	29.39%
2016	0.35%	to	0.55%	7,750	24.17	to	23.50	186,319	1.28%	-5.45%	to	-5.64%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.35%	to	0.55%	2,651	53.10	to	51.20	136,850	3.17%	16.77%	to	16.54%
2019	0.35%	to	0.55%	859	45.47	to	43.94	38,665	0.98%	26.25%	to	26.00%
2018	0.35%	to	0.55%	976	36.02	to	34.87	34,807	0.60%	-16.09%	to	-16.26%
2017	0.35%	to	0.55%	2,124	42.93	to	41.64	89,514	0.72%	39.92%	to	39.64%
2016	0.35%	to	0.55%	1,331	30.68	to	29.82	40,720	0.72%	17.03%	to	16.80%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.35%	to	0.55%	21,287	9.74	to	9.61	207,392	8.77%	-5.61%	to	-5.80%
2019	0.35%	to	0.55%	45,463	10.32	to	10.21	468,998	6.85%	1.66%	to	1.45%
2018	0.35%	to	0.55%	49,396	10.16	to	10.06	501,355	0.00%	1.58%	to	1.37%
2017	0.35%	to	0.55%	53,221	10.00	to	9.92	531,830	0.00%	1.57%	to	1.37%
2016	0.35%	to	0.55%	60,213	9.84	to	9.79	592,569	0.00%	2.58%	to	2.37%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.35%	to	0.55%	1,949	53.54	to	51.63	104,247	1.64%	4.82%	to	4.61%
2019	0.35%	to	0.55%	2,498	51.08	to	49.35	127,441	1.00%	25.91%	to	25.65%
2018	0.35%	to	0.55%	2,987	40.57	to	39.28	121,080	0.89%	-13.18%	to	-13.36%
2017	0.35%	to	0.55%	3,006	46.73	to	45.33	140,354	0.47%	10.27%	to	10.04%
2016	0.35%	to	0.55%	4,585	42.38	to	41.20	192,563	0.68%	29.73%	to	29.47%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2020	0.35%			2,140	16.23			34,725	3.00%	3.47%
2019	0.35%	to	0.55%	4,009	15.68	to	15.15	61,880	7.34%	4.86%	to	4.65%
2018	0.35%			2,139	14.96			31,990	2.72%	-0.02%
2017	0.35%			2,151	14.96			32,175	1.92%	0.99%
2016	0.35%			5,706	14.81			84,518	3.07%	0.31%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.35%	to	0.55%	11,761	25.80	to	24.88	302,919	3.49%	-1.50%	to	-1.70%
2019	0.35%	to	0.55%	14,730	26.19	to	25.31	385,342	1.73%	12.13%	to	11.91%
2018	0.35%	to	0.55%	15,613	23.36	to	22.62	364,308	2.67%	-15.74%	to	-15.91%
2017	0.35%	to	0.55%	13,758	27.72	to	26.89	380,785	2.60%	16.29%	to	16.05%
2016	0.35%	to	0.55%	13,291	23.84	to	23.17	316,311	1.97%	6.80%	to	6.59%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.35%	to	0.55%	7,823	11.46	to	11.28	88,986	1.28%	7.01%	to	6.80%
2019	0.35%	to	0.55%	8,164	10.70	to	10.56	86,919	2.33%	4.65%	to	4.44%
2018	0.35%	to	0.55%	8,564	10.23	to	10.11	87,228	0.00%	-5.41%	to	-5.60%
2017	0.35%	to	0.55%	22,125	10.81	to	10.71	238,864	0.00%	3.31%	to	3.11%
2016	0.35%	to	0.55%	41,873	10.47	to	10.39	437,861	0.10%	-0.83%	to	-1.03%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2020	0.35%			1,951	27.29			53,242	2.69%	-1.20%
2019	0.35%			1,687	27.62			46,596	1.76%	24.86%
2018	0.35%			2,360	22.12			52,206	1.40%	-12.47%
2017	0.35%			2,433	25.27			61,490	2.33%	17.44%
2016	0.35%			3,083	21.52			66,347	1.59%	16.89%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2020	0.35%	to	0.55%	10,926	42.94	to	41.41	468,940	2.34%	1.74%	to	1.53%
2019	0.35%	to	0.55%	12,178	42.21	to	40.78	513,792	1.85%	24.75%	to	24.50%
2018	0.35%	to	0.55%	13,097	33.84	to	32.76	442,951	2.06%	-13.69%	to	-13.86%
2017	0.35%	to	0.55%	12,253	39.20	to	38.03	480,071	1.43%	13.92%	to	13.69%
2016	0.35%	to	0.55%	15,810	34.41	to	33.45	541,782	1.13%	19.28%	to	19.04%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2020	0.35%			455	26.77			12,183	0.37%	26.80%
2019	0.35%			455	21.12			9,608	0.00%	26.16%
2018	0.35%			539	16.74			9,022	0.00%	-15.38%
2017	0.35%			539	19.78			10,661	0.00%	13.66%
2016	0.35%			623	17.40			10,842	0.00%	11.67%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.55%			196	14.77			2,895	0.00%	47.72%		*	***
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.55%			1,926	41.17			79,294	0.00%	31.35%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.35%	to	0.55%	4,060	66.57	to	64.19	269,821	0.72%	27.19%	to	26.94%
2019	0.35%	to	0.55%	4,645	52.34	to	50.57	242,734	0.89%	31.33%	to	31.06%
2018	0.35%	to	0.55%	7,977	39.86	to	38.58	317,656	0.98%	-13.49%	to	-13.66%
2017	0.35%	to	0.55%	9,654	46.07	to	44.69	442,820	0.97%	36.19%	to	35.92%
2016	0.35%	to	0.55%	9,258	33.83	to	32.88	312,925	1.09%	-0.27%	to	-0.47%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.55%			3,112	11.78			36,656	3.77%	10.19%
2018	0.55%			3,112	10.69			33,265	5.03%	-4.93%
2017	0.55%			2,371	11.24			26,658	2.53%	5.69%
2016	0.55%			1,765	10.64			18,776	5.91%	5.95%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.35%	to	0.55%	4,486	66.66	to	64.27	295,566	0.61%	19.51%	to	19.27%
2019	0.35%			3,367	55.78			187,796	0.19%	26.03%
2018	0.35%			3,768	44.26			166,758	0.31%	-10.64%
2017	0.35%			3,872	49.53			191,762	0.85%	13.76%
2016	0.35%			4,133	43.54			179,933	0.51%	17.64%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.35%			540	22.66			12,239	0.45%	13.48%
2019	0.35%			3,062	19.97			61,155	2.20%	21.35%
2018	0.35%			3,062	16.46			50,395	1.88%	-5.77%
2017	0.35%			3,062	17.47			53,481	1.62%	17.86%
2016	0.35%			3,062	14.82			45,377	0.50%	-2.91%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.35%			713	15.08			10,755	6.43%	10.80%
2018	0.35%			682	13.61			9,284	4.22%	-2.46%
2017	0.35%			2,893	13.96			40,376	5.17%	6.31%
2016	0.35%	to	0.55%	3,664	13.13	to	13.01	48,009	4.84%	15.78%	to	15.55%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.35%			492	35.99			17,707	0.00%	48.48%
2019	0.35%			640	24.24			15,513	0.00%	37.46%
2018	0.35%	to	0.55%	4,369	17.63	to	17.40	76,188	0.00%	-0.41%	to	-0.61%
2017	0.35%			661	17.71			11,704	0.00%	26.45%
2016	0.35%			661	14.00			9,255	0.00%	5.75%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.35%	to	0.55%	3,842	44.38	to	42.80	169,300	1.22%	13.63%	to	13.40%
2019	0.35%	to	0.55%	6,815	39.06	to	37.74	265,157	1.66%	21.85%	to	21.60%
2018	0.35%	to	0.55%	12,177	32.06	to	31.03	389,538	1.79%	0.08%	to	-0.12%
2017	0.35%	to	0.55%	12,286	32.03	to	31.07	392,729	1.38%	17.72%	to	17.49%
2016	0.35%	to	0.55%	12,907	27.21	to	26.45	350,573	1.75%	3.96%	to	3.75%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.35%	to	0.55%	3,875	87.40	to	84.27	338,663	0.16%	38.55%	to	38.27%
2019	0.35%	to	0.55%	4,026	63.08	to	60.95	253,900	0.02%	36.37%	to	36.10%
2018	0.35%	to	0.55%	4,448	46.26	to	44.78	205,747	1.18%	1.36%	to	1.16%
2017	0.35%	to	0.55%	5,055	45.64	to	44.27	228,912	0.00%	29.54%	to	29.28%
2016	0.35%	to	0.55%	4,076	35.23	to	34.24	143,554	0.90%	1.59%	to	1.38%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.35%			7,929	12.16			96,416	2.44%	9.87%
2019	0.35%			7,957	11.07			88,069	2.88%	8.89%
2018	0.35%			7,708	10.16			78,344	2.68%	-1.63%
2017	0.35%			7,771	10.33			80,296	2.38%	2.99%
2016	0.35%			9,646	10.03			96,775	2.29%	1.86%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2020	0.35%	to	0.55%	1,496	45.30	to	44.07	67,674	0.00%	42.76%	to	42.47%
2019	0.35%	to	0.55%	2,602	31.73	to	30.93	82,409	0.00%	26.43%	to	26.18%
2018	0.35%	to	0.55%	5,899	25.10	to	24.51	146,286	0.00%	3.07%	to	2.86%
2017	0.35%			1,067	24.35			25,980	0.00%	23.83%
2016	0.35%	to	0.55%	3,361	19.66	to	19.28	66,049	0.00%	5.43%	to	5.22%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2018	0.35%			492	32.84			16,158	0.00%	2.85%
2017	0.35%			492	31.93			15,711	0.00%	23.48%
2016	0.35%			696	25.86			18,000	0.00%	5.17%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.55%			3,346	22.16			74,164	0.23%	21.53%
2019	0.55%			3,346	18.24			61,027	0.33%	38.82%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.35%			668	35.55			23,746	0.00%	45.07%
2019	0.35%			668	24.50			16,368	0.00%	40.78%
2018	0.35%			668	17.41			11,627	0.00%	-2.06%
2017	0.35%			3,273	17.77			58,167	0.00%	25.89%
2016	0.35%			3,273	14.12			46,205	0.00%	8.42%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.35%	to	0.55%	7,611	47.18	to	45.49	358,451	1.34%	2.86%	to	2.65%
2019	0.35%	to	0.55%	9,213	45.87	to	44.32	421,952	1.86%	29.05%	to	28.79%
2018	0.35%	to	0.55%	11,486	35.54	to	34.41	407,659	1.31%	-10.67%	to	-10.85%
2017	0.35%	to	0.55%	10,882	39.79	to	38.60	432,297	1.71%	16.94%	to	16.70%
2016	0.35%	to	0.55%	14,001	34.02	to	33.07	475,823	1.87%	13.38%	to	13.15%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.35%	to	0.55%	1,707	42.20	to	40.69	71,940	2.34%	-17.14%	to	-17.31%
2019	0.35%	to	0.55%	3,403	50.93	to	49.21	170,566	2.66%	18.52%	to	18.28%
2018	0.35%	to	0.55%	2,012	42.97	to	41.60	86,397	2.03%	-8.04%	to	-8.23%
2017	0.35%	to	0.55%	1,243	46.73	to	45.33	58,018	1.47%	2.75%	to	2.54%
2016	0.35%	to	0.55%	1,801	45.48	to	44.21	81,720	1.45%	6.44%	to	6.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2018	0.35%			8,349	14.95			124,850	1.65%	-8.05%
2017	0.35%			8,376	16.26			136,221	1.67%	16.27%
2016	0.35%			8,407	13.99			117,592	1.82%	8.10%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.35%			1,746	25.97			45,351	1.10%	17.44%
2019	0.35%			3,632	22.12			80,330	1.91%	30.38%
2018	0.35%			3,639	16.96			61,730	1.51%	-5.21%
2017	0.35%			3,639	17.90			65,122	1.69%	20.80%
2016	0.35%			2,156	14.81			31,939	1.48%	11.01%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.35%			5,428	11.89			64,535	1.89%	-5.96%
2017	0.35%			5,428	12.64			68,624	1.78%	13.63%
2016	0.35%			5,428	11.13			60,391	1.80%	5.34%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.35%			87	14.57			1,267	0.80%	45.68%		*	***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2017	0.35%			4,377	13.08			57,254	1.65%	17.38%
2016	0.35%			4,377	11.14			48,777	1.80%	5.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.35%			8,421	17.98			151,427	0.85%	10.30%
2019	0.35%			8,421	16.30			137,284	2.81%	17.73%
2018	0.35%			8,421	13.85			116,608	2.11%	-7.41%
2017	0.35%			8,421	14.96			125,945	1.81%	13.57%
2016	0.35%			8,421	13.17			110,896	2.75%	6.37%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.55%			10,927	16.69			182,317	0.13%	8.80%
2019	0.55%			10,927	15.33			167,565	2.26%	14.71%
2018	0.55%			10,927	13.37			146,081	1.94%	-5.38%
2017	0.55%			10,927	14.13			154,379	1.87%	10.52%
2016	0.55%			10,927	12.78			139,683	1.94%	5.72%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2019	0.55%			332	14.69			4,878	0.97%	32.11%
2018	0.55%			332	11.12			3,692	1.19%	-17.13%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.35%	to	0.55%	9,690	32.88	to	32.24	318,176	0.00%	29.46%	to	29.20%
2019	0.35%	to	0.55%	7,086	25.39	to	24.96	179,604	4.07%	29.76%	to	29.50%
2018	0.35%	to	0.55%	11,941	19.57	to	19.27	233,453	0.05%	-3.69%	to	-3.88%
2017	0.35%			8,613	20.32			175,015	0.10%	29.42%
2016	0.35%			8,629	15.70			135,477	0.55%	1.63%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.35%			1,057	38.63			40,831	0.00%	59.94%
2019	0.35%			3,017	24.15			72,869	0.00%	36.36%
2018	0.35%			3,319	17.71			58,788	0.00%	-7.37%
2017	0.35%			2,397	19.12			45,838	0.00%	27.08%
2016	0.35%			2,397	15.05			36,071	0.00%	5.69%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.35%	to	0.55%	1,013	22.09	to	21.67	22,348	1.61%	-1.49%	to	-1.69%
2019	0.35%	to	0.55%	2,243	22.43	to	22.04	50,234	2.39%	23.41%	to	23.16%
2018	0.35%	to	0.55%	6,543	18.17	to	17.90	118,855	0.92%	-13.46%	to	-13.64%
2017	0.35%	to	0.55%	12,843	21.00	to	20.72	269,598	1.22%	13.44%	to	13.21%
2016	0.35%	to	0.55%	9,282	18.51	to	18.30	171,798	1.34%	17.18%	to	16.95%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.35%			758	18.83			14,277	0.82%	24.52%
2018	0.35%			1,410	15.13			21,327	1.10%	-11.65%
2017	0.35%			1,410	17.12			24,140	0.90%	13.78%
2016	0.35%			1,410	15.05			21,216	1.19%	20.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.35%	to	0.55%	3,480	24.93	to	24.45	85,429	0.02%	21.93%	to	21.68%
2019	0.35%	to	0.55%	3,480	20.45	to	20.09	70,177	0.00%	24.91%	to	24.66%
2018	0.35%	to	0.55%	3,480	16.37	to	16.12	56,270	0.00%	-13.14%	to	-13.32%
2017	0.35%	to	0.55%	3,480	18.85	to	18.60	64,887	0.00%	12.80%	to	12.58%
2016	0.35%	to	0.55%	3,480	16.71	to	16.52	57,613	0.11%	22.12%	to	21.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2017	0.35%			2,455	18.78			46,108	0.00%	24.21%
2016	0.35%			2,455	15.12			37,121	0.00%	7.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.55%			1,028	19.79			20,344	0.00%	4.37%
2019	0.55%			1,028	18.96			19,492	0.90%	18.04%
2018	0.55%			1,028	16.06			16,513	0.34%	-17.58%
2017	0.35%	to	0.55%	3,468	19.75	to	19.49	68,252	0.29%	8.37%	to	8.16%
2016	0.35%	to	0.55%	3,468	18.23	to	18.02	63,016	0.29%	25.18%	to	24.92%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.35%	to	0.55%	3,951	78.23	to	75.43	308,682	0.00%	39.49%	to	39.21%
2019	0.35%	to	0.55%	4,089	56.08	to	54.19	228,881	0.00%	32.28%	to	32.02%
2018	0.35%	to	0.55%	4,189	42.40	to	41.04	177,276	0.00%	-6.73%	to	-6.92%
2017	0.35%	to	0.55%	3,452	45.46	to	44.10	156,573	0.00%	24.85%	to	24.60%
2016	0.35%	to	0.55%	4,909	36.41	to	35.39	178,443	0.00%	4.03%	to	3.82%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	0.35%	to	0.55%	3,419	22.25	to	21.56	75,954	0.52%	12.18%	to	11.95%
2019	0.35%	to	0.55%	3,558	19.83	to	19.26	70,463	0.16%	27.24%	to	26.98%
2018	0.35%	to	0.55%	4,010	15.59	to	15.16	62,411	0.16%	-17.24%	to	-17.41%
2017	0.35%	to	0.55%	4,084	18.83	to	18.36	76,816	0.61%	26.32%	to	26.06%
2016	0.35%	to	0.55%	5,812	14.91	to	14.56	86,576	0.62%	-2.16%	to	-2.35%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.35%	to	0.55%	1,923	21.16	to	20.94	40,640	0.00%	39.22%	to	38.94%
2019	0.35%	to	0.55%	2,089	15.20	to	15.07	31,716	0.00%	32.02%	to	31.75%
2018	0.35%	to	0.55%	2,442	11.51	to	11.44	28,089	0.00%	-6.89%	to	-7.07%
2017	0.35%	to	0.55%	2,483	12.36	to	12.31	30,678	0.00%	24.13%	to	23.88%
2016	0.35%	to	0.55%	2,730	9.96	to	9.94	27,171	0.00%	3.80%	to	3.59%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.35%			7,837	13.15			103,089	2.37%	3.10%
2019	0.35%			7,837	12.76			99,993	1.99%	3.32%
2018	0.35%			7,903	12.35			97,592	1.58%	0.67%
2017	0.35%			7,948	12.27			97,499	1.44%	0.54%
2016	0.35%			8,232	12.20			100,441	1.12%	0.87%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.35%	to	0.55%	3,516	13.86	to	13.62	48,049	4.88%	7.53%	to	7.31%
2019	0.35%	to	0.55%	3,526	12.89	to	12.69	44,873	2.83%	11.35%	to	11.13%
2018	0.35%	to	0.55%	3,531	11.57	to	11.42	40,422	3.08%	-5.78%	to	-5.97%
2017	0.35%	to	0.55%	3,515	12.28	to	12.14	42,780	4.48%	12.98%	to	12.76%
2016	0.35%	to	0.55%	3,596	10.87	to	10.77	38,753	2.26%	12.51%	to	12.29%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.55%			352	14.44			5,081	4.87%	10.05%
2019	0.35%	to	0.55%	1,262	13.40	to	13.12	16,811	1.93%	6.54%	to	6.33%
2018	0.35%	to	0.55%	2,252	12.58	to	12.34	28,228	4.73%	-4.41%	to	-4.60%
2017	0.35%	to	0.55%	2,445	13.16	to	12.93	32,090	1.51%	10.35%	to	10.13%
2016	0.35%	to	0.55%	2,429	11.92	to	11.74	28,902	1.11%	2.54%	to	2.34%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2020	0.35%	to	0.55%	39,609	35.32	to	34.05	1,398,416	4.72%	5.35%	to	5.14%
2019	0.35%	to	0.55%	26,419	33.53	to	32.39	885,196	4.57%	14.32%	to	14.09%
2018	0.35%	to	0.55%	12,638	29.33	to	28.39	370,129	5.10%	-2.99%	to	-3.19%
2017	0.35%	to	0.55%	12,727	30.23	to	29.32	384,280	4.88%	6.25%	to	6.04%
2016	0.35%	to	0.55%	13,606	28.45	to	27.65	386,704	4.85%	12.07%	to	11.85%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.35%	to	0.55%	20,086	15.83	to	15.26	313,738	1.25%	2.63%	to	2.43%
2019	0.35%	to	0.55%	23,114	15.42	to	14.90	355,461	2.81%	3.66%	to	3.46%
2018	0.35%	to	0.55%	29,546	14.88	to	14.40	436,220	1.90%	-0.02%	to	-0.22%
2017	0.35%	to	0.55%	33,869	14.88	to	14.43	500,411	1.34%	1.00%	to	0.80%
2016	0.35%	to	0.55%	36,677	14.73	to	14.32	531,694	1.45%	1.05%	to	0.85%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.35%	to	0.55%	20,571	23.36	to	22.52	479,422	2.12%	8.26%	to	8.04%
2019	0.35%	to	0.55%	24,014	21.57	to	20.84	517,130	3.01%	7.98%	to	7.76%
2018	0.35%	to	0.55%	27,249	19.98	to	19.34	543,473	2.54%	-0.89%	to	-1.09%
2017	0.35%	to	0.55%	25,437	20.16	to	19.55	511,805	2.01%	4.56%	to	4.35%
2016	0.35%	to	0.55%	38,815	19.28	to	18.74	742,672	2.07%	2.33%	to	2.12%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2020	0.35%	to	0.55%	11,768	60.75	to	58.87	710,713	0.00%	33.45%	to	33.18%
2019	0.35%	to	0.55%	10,487	45.52	to	44.20	476,785	0.00%	29.12%	to	28.87%
2018	0.35%	to	0.55%	11,557	35.26	to	34.30	406,877	0.00%	1.29%	to	1.09%
2017	0.35%	to	0.55%	10,695	34.81	to	33.93	371,672	0.00%	35.35%	to	35.08%
2016	0.35%	to	0.55%	13,316	25.72	to	25.12	341,740	0.00%	0.19%	to	-0.01%

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2020	0.35%			2,431	26.55			64,548	2.11%	0.60%
2019	0.35%			2,431	26.39			64,161	2.11%	25.60%
2018	0.35%			2,220	21.01			46,649	1.86%	-10.01%
2017	0.35%			1,862	23.35			43,479	1.19%	15.33%
2016	0.35%	to	0.55%	4,481	20.25	to	19.78	89,342	1.67%	18.44%	to	18.20%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.35%			353	47.22			16,670	0.00%	57.23%
2019	0.35%			353	30.03			10,602	0.00%	24.39%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.